Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATIONS

4 – BUSINESS COMBINATIONS

On July 29, 2022, Marti Delaware entered into a Business Combination Agreement (the “Agreement” or the “Merger Agreement”) among Marti Delaware and Galata (the “SPAC”) trading publicly on the NYSE under the symbol GLTA. The merger provides for the combination of Marti Delaware and SPAC pursuant to the proposed merger of Galata Merger Sub Inc., as defined by the business combination agreement, with and into Marti (“the Merger”). Marti Delaware remained as the surviving entity. Management concluded that Marti Delaware is the accounting acquirer and the SPAC the accounting acquiree, and the business combination is accounted for as a reverse recapitalization (ASC Topic 805). All debts, liabilities and duties of Marti Delaware and the SPAC became the debts, liabilities, and duties of Marti, as defined by the business combination agreement. The transaction completed as of July 10, 2023.

The total number of shares of the Company’s common stock outstanding immediately following the Business Combination was comprised as follows. The table is excluding the 9,000,000 earnout shares which have no associated premium.

July 10, 2023
Marti Delaware shares, prior to conversion	44,356,328

New Shares to Marti Cofounders and Board Members	8,461,503
New Shares to Galata Founder Shares	3,593,750
New Shares to Galata public stockholders	624,513
Total shares outstanding at close	57,036,094

The following table reconciles the elements of the Business Combination to the Consolidated statement of cash flows for the year ended December 31, 2023 and the Consolidated statement of stockholders equity for the year ended December 31, 2023:

July 10, 2023 Recapitalization
Cash - Galata trust and cash, net of redemptions and Galata transaction costs	42,107,655
Less: transaction costs and advisory fees incurred	(12,478,459)
Net proceeds from reverse acquisition	29,629,196

Less: Convertible Notes Liabilities (Gross PIPE Proceeds Funded at Closing)	(35,500,000)
Less: transaction costs and advisory fees accrued	(1,333,188)
Net equity impact from Business Combination	(7,203,992)

Warrant Agreement

On July 8, 2021, Galata and Continental Stock Transfer & Trust Company (the Warrant Agent) entered into a warrant agreement.

Private Placement Warrants

Per the agreement, Galata entered into a private placement warrant purchase agreement with Galata Acquisition Sponsor LLC (“Sponsor”) in which the Sponsor purchased 7,500,000 warrants (“Private Placement Warrants”) simultaneously with the closing of the public offering at a price of US$1.00 per warrant to purchase one ordinary share of the company at US$11.50 per share.

Public Warrants

Galata also engaged in a public offering of units, each of which consists of one ordinary share and one half of one public warrant. The underwriters in the public offering exercised their option to purchase additional units, thus Galata issued 7,187, 489 warrants (“Public Warrants”) in the aggregate to purchase one ordinary share at a price of US$11.50 per share to the public investors in the public offering.

On November 21, 2023, the Company commenced (i) an offer to each holder of its outstanding Public Warrants and Private Placement Warrants (collectively, the “Warrants”) giving the opportunity to receive US$0.10 in cash, without interest, for each outstanding Warrant tendered by the holder pursuant to the offer (the “Offer to Purchase”), and (ii) the solicitation of consents from holders of the outstanding Warrants to amend the Warrant Agreement, dated as of July 8, 2021, by and between the Company and Continental Stock Transfer & Trust Company, which governs all of the Warrants (the “Warrant Amendment”) (collectively the "Tender Offer"), which permits the Company to redeem each Warrant that is not tendered in connection with the Offer for US$0.07 in cash, without interest by January 4, 2024. The adoption of the Warrant Amendment required the consent of at least a majority of the then-outstanding warrants and was approved.

The following table summarizes the warrants eligible for tender offer

Warrant Type	Warrants Eligible to be Tendered
Private placement warrants	7,250,000
Public warrants	7,187,489
Total warrants	14,437,489

Tendered as of November 21, 2023:

Warrant Type	Warrants Tendered November 21, 2023	Repurchase Price November 21, 2023	Total Cash Paid for Warrants Tendered as of November 21, 2023
Private Placement Warrants	7,250,000	$0.10	725,000
Public Warrants	5,902,206	$0.10	590,221
	13,152,206		1,315,221

As of December 31, 2023, the Company paid US$590,221 for all Public Warrants and US$725,000 for all Private Placement Warrants tendered by the holders pursuant to the Offer to Purchase. The book value of the remaining warrants is US$89,970, representing their recorded value in the company's financial statements.

Earnout Shares

As part of the business combination, current equity holders of Marti Delaware received 45 million shares (implying 71% of GLTA non-diluted shares outstanding). Under this agreement, Marti will also issue to eligible existing equity holders 9,000,000 ordinary shares in the aggregate (which shall be equitably adjusted for stock splits, reverse stock splits, stock dividends recapitalizations, reclassifications, combinations, exchange of shares or other like change or transactions with respect to ordinary shares occurring after the closing of the business combination) (The “Earnout Shares”), either upon achieving a share price of US$20 per share for 10 days, or a change in control achievement of a US$20.00 per share price target based on the per share consideration received. As these targets have not been met, the Earnout Shares have not been issued on December 31, 2023.